Non-current assets held for sale	12 Months Ended
Dec. 31, 2024
Non-current Assets Held For Sale
Non-current assets held for sale

10.	Non-current assets held for sale

On December 31, 2024, 2023 and 2022, the total value of non-current assets held for sale included assets not in use and other tangible assets. The change in the line item "Non-current assets held for sale" is as follows:

Thousand of Reais	2024	2023	2022
Balance at the beginning of the fiscal year	1,097,212	909,546	1,065,420
Loan enforcements - repossession of assets	691,020	591,126	201,391
Capital Increase in Entities Held for Sale	25,826	44,079	56,512
Disposals	(667,668)	(447,539)	(413,777)
Balance at the end of the fiscal year, gross	1,146,390	1,097,212	909,546
Provision for impairment losses (1)	(104,117)	(183,140)	(210,410)
Provision as a percentage of enforced assets	9.08%	16.69%	23.13%
Balance at the end of the fiscal year	1,042,273	914,072	699,136
(1)	In 2024, it includes the amount of R$47,381 (2023 – R$76,321 and 2022 – R$196,649) from the reversal of provisions for depreciation on properties, established based on appraisal reports prepared by a specialized external consultancy, accounted for as provision for impairment losses.